UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-4547

Exact name of registrant as specified in charter:      Voyageur Mutual Funds III

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               April 30

Date of reporting period:                              January 31, 2006

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Select Growth Fund
---------------------------

January 31, 2006

                                                                    Number of          Market
                                                                     Shares             Value
Common Stock - 98.65%
Basic Industry/Capital Goods - 2.70%
Graco                                                               178,700     $    7,180,166
Newmont Mining                                                       43,600          2,694,480
Praxair                                                              91,500          4,820,220
                                                                                --------------
                                                                                    14,694,866
                                                                                --------------
Business Services - 5.56%
*Expeditors International Washington                                192,400         14,149,096
First Data                                                          202,700          9,141,770
Paychex                                                             190,500          6,924,675
                                                                                --------------
                                                                                    30,215,541
                                                                                --------------
Consumer Non-Durables - 16.98%
Best Buy                                                             43,500          2,203,710
*+Blue Nile                                                         639,600         23,889,060
*+NetFlix                                                         1,691,600         46,603,580
Staples                                                             221,500          5,251,765
Tuesday Morning                                                     380,800          8,103,424
Walgreen                                                            145,000          6,275,600
                                                                                --------------
                                                                                    92,327,139
                                                                                --------------
Consumer Services - 30.88%oo
+Apollo Group Class A                                               131,000          7,292,770
+eBay                                                               261,500         11,270,650
GTECH Holdings                                                      442,200         14,778,324
IHOP                                                                354,400         17,425,848
International Game Technology                                       594,000         21,253,320
Jackson Hewitt Tax Service                                          731,700         18,482,742
+Liberty Global Class A                                             262,800          5,623,920
+Liberty Global Class C                                             262,800          5,313,816
+MGM MIRAGE                                                         199,500          7,393,470
ServiceMaster                                                       748,700          9,688,178
Strayer Education                                                   211,600         18,739,296
*+Weight Watchers International                                     337,800         15,890,112
*+XM Satellite Radio Holdings Class A                               563,600         14,755,048
                                                                                --------------
                                                                                   167,907,494
                                                                                --------------
Energy - 0.54%
EOG Resources                                                        34,800          2,941,992
                                                                                --------------
                                                                                     2,941,992
                                                                                --------------
Financials - 5.00%
Chicago Mercantile Exchange                                          32,500         13,755,625
+NETeller                                                           368,721          5,139,260
*Plum Creek Timber                                                  224,700          8,300,418
                                                                                --------------
                                                                                    27,195,303
                                                                                --------------
Health Care - 15.53%
*Allergan                                                           235,700         27,435,480
+Genentech                                                          169,800         14,589,216
+Myogen                                                              93,400          3,485,688
UnitedHealth Group                                                  336,400         19,988,888
*+Zimmer Holdings                                                   275,300         18,981,935
                                                                                --------------
                                                                                    84,481,207
                                                                                --------------
Technology - 21.46%
*+Intuit                                                            309,200         16,180,436
Microsoft                                                           131,500          3,701,725
*+NAVTEQ                                                            431,900         19,396,629
QUALCOMM                                                            610,500         29,279,580
+SanDisk                                                            542,800         36,563,008
*Sprint                                                             444,745         10,180,213
*+Yahoo                                                              41,600          1,428,544
                                                                                --------------
                                                                                   116,730,135
                                                                                --------------
Total Common Stock (cost $424,608,427)                                             536,493,677
                                                                                --------------

                                                                Principal
                                                                Amount
^Federal Agency (Discount Notes) - 1.50%
Freddie Mac Discount Notes 4.38% 2/1/06                          $8,150,000          8,150,000
                                                                                --------------
Total Federal Agency (Discount Notes) (cost $8,150,000)                              8,150,000
                                                                                --------------

Total Market Value of Securities Before Securities Lending
  Collateral - 100.15% (cost $432,758,427)                                         544,643,677

                                                                                --------------
                                                                Number of
                                                                Shares
Securities Lending Collateral ** - 16.61%
Investment Companies
   Mellon GSL DBT II Collateral Fund                            90,361,271          90,361,271
                                                                                --------------
Total Securities Lending Collateral (cost $90,361,271)                              90,361,271
                                                                                --------------

Total Market Value of Securities - 116.76%
    (cost $523,119,698)                                                            635,004,948o
Obligation to Return Securities Lending
  Collateral - (16.61%)**                                                          (90,361,271)
Liabilities Net of Receivables and Other Assets (See
  Notes) - (0.15%)                                                                    (797,720)
                                                                                --------------
Net Assets Applicable to 21,124,860 Shares Outstanding - 100.00%                $  543,845,957
                                                                                --------------


 +Non-income producing security for the period ended January 31, 2006. oIncludes $86,798,410 of securities loaned.
 *Fully or partially on loan.
**See Note 3 in "Notes."
ooNarrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
 ^Zero coupon security. The interest rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Voyageur Mutual Funds III - Delaware Select Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare a special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $523,253,034
                                         ------------
Aggregate unrealized appreciation         119,079,639
Aggregate unrealized depreciation          (7,327,725)
                                         ------------
Net unrealized appreciation              $111,751,914
                                         ------------

For federal income tax purposes, at April 30, 2005, capital loss carryforwards of $752,036,048 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $73,077,316 expires in 2009, $470,062,416 expires in 2010, $190,365,905 expires in 2011 and $18,530,411 expires in 2012.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2006, the market value of the securities on loan was $86,798,410, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Voyageur Mutual Funds III


Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  March 31, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  March 31, 2006


Michael P. Bishof
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  March 31, 2006